CONSOLIDATED STATEMENTS OF CASH FLOW (USD $)	12 Months Ended			81 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
CASH PROVIDED BY (USED IN): Operating activities:
Net loss	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (15,181,646)
Depreciation	160,313	146,548	109,505	532,880
Gain on derivative financial instruments	(80,815)	0	0	(80,815)
(Gain) loss on sale of capital asset	(111,470)	1,213	(7,720)	(117,977)
Accrued interest included in notes payable	0	55,883	27,791	95,115
Stock based compensation - employees	582,081	140,834	0	722,915
Stock based compensation - consultants	0	97,500	0	97,500
Loss on deposit	0	0	50,000	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	180,000	0	180,000
Change in non cash working capital balances
Accounts payable	139,070	(638,347)	(2,412)	471,245
Accrued liabilities	488	21,949	0	41,732
Prepaids and advances	(29,089)	(43,602)	6,752	(123,527)
Cash used in operating activities	(4,942,736)	(3,648,487)	(381,031)	(13,212,578)
Financing activities
Loan payable repayment	(74,196)	(36,006)	(35,297)	(145,499)
Notes payable repayment	(769,733)	0	476,389	(93,344)
Due to related parties/advances	(79,111)	(1,053,911)	(62,266)	(398,914)
Common shares and warrants issued (net of issuance costs)	7,399,385	9,855,309	0	21,129,694
Cash provided by financing activities	6,476,345	8,765,392	378,826	20,491,937
Investing activities
Purchase of capital assets	(115,791)	(62,425)	0	(621,764)
Gentor Resources Limited acquisition (note 3)	0	255,889	0	255,889
Proceeds from disposal of capital assets	185,278	4,000	11,250	200,528
Purchase of a certificate of deposit	0	0	0	(10,000)
Mineral properties expenditures	0	0	0	(169,000)
Cash provided by (used in) investing activities	69,487	197,464	11,250	(344,347)
Net increase in cash	1,603,096	5,314,369	9,045	6,935,012
Cash, beginning of the year	5,331,916	17,547	8,502	0
Cash, end of the year	$ 6,935,012	$ 5,331,916	$ 17,547	$ 6,935,012